Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)	Fees	Total Payments
Total	$ 3,743,356	$ 3,743,356
Canada | Government of Canada
Total	1,454,590	1,454,590
Canada | English River First Nation
Total	1,453,551	1,453,551
Canada | Kineepik Metis Local
Total	625,469	625,469
Canada | Yathi Nene Lands and Resources Office
Total	$ 209,746	$ 209,746